Cover	Jul. 17, 2024
Cover [Abstract]
DocumentType	8-K
Amendment Flag	false
DocumentPeriodEndDate	Jul. 17, 2024
FileNumber	333-225433
RegistrantName	AVANT TECHNOLOGIES, INC.
Entity Central Index Key	0001740797
TaxIdentificationNumber	38-4053064
Entity Incorporation, State or Country Code	NV
AddressLine1	5348 Vegas Drive
AddressCity	Las Vegas
AddressState	NV
AddressPostalZipCode	89108
CityAreaCode	866
LocalPhoneNumber	533-0065
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
EmergingGrowthCompany	true
ExTransitionPeriod	false